OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 10:-  OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2014	2013

Accrued expenses	$3,241	$3,806
Foreign currency derivative contracts	1,575	61
Accrued taxes	384	824
Advances from customers	1,853	53
Others	234	33

	$7,287	$4,777